Sources of finance - Analysis of Fixed and Floating Rate Debt by Currency (Detail) € in Millions, £ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Borrowings		£ 4,272.9	£ 6,217.9
US Dollar bonds [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings | $				$ 1,563
US Dollar bonds [member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings		£ 1,178.2	£ 1,154.8
Fixed rate	[1]	4.06%	4.58%	4.06%	4.06%
Period (months)	[1]	95 months	181 months
US Dollar bonds [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings			£ 1,029.6
Floating basis			LIBOR
Sterling bonds [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings		£ 400.0
Sterling bonds [member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings		£ 844.1	£ 1,044.1
Fixed rate	[1]	2.73%	3.43%	2.73%	2.73%
Period (months)	[1]	188 months	232 months
Eurobonds [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings | €					€ 3,100
Eurobonds [member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings		£ 1,777.7	£ 2,425.9
Fixed rate	[1]	2.34%	1.99%	2.34%	2.34%
Period (months)	[1]	82 months	75 months
Eurobonds [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings		£ 423.3	£ 449.2
Floating basis		EURIBOR	EURIBOR
Period (months)	[1]	16 months
Other bonds [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings		£ 49.6	£ 114.3

[1]	Weighted average. These rates do not include the effect of gains on interest rate swap terminations that are written to income over the life of the original instrument.